Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Debentures
Schedule of Repayment of principal and interest
Repayment of principal and interest for convertible debentures:	US$	CDN$1.
2026	54,611	74,943
Total principal and interest payments	54,611	74,943
Less interest	(9,611)	(13,189)
Principal remaining	45,000	61,754
Accumulated change in fair value of convertible debentures	20,456	28,072
Fair value of convertible debentures	65,456	89,826

1. Converted at 1.3723

Schedule of Interest expense for convertible debentures
Movement in convertible debentures	For the year ended December 31, 2025
	US$	CDN$
Opening balance, January 1	$6,378,141	$9,174,957
Fair value remeasurement of convertible debentures held at the beginning of the period	3,960,005	5,418,502
Conversion to common shares	(10,272,690)	(14,114,800)
Foreign exchange	-	(388,833)
Closing balance, December 31	65,456	89,826

Schedule of Fair Value
For the year ended	2025	2024
Volatility	99%	94%
Term to maturity (years)	0.64	1.19
Price of common shares	$0.41	$0.11

	2025	2024	2023
$US	$305,383	$455,112	$94,781
$CDN	$432,782	$621,378	$128,612